Schedule of Short-term Bank Debt (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Bank Loans Schedule Of Short-term Bank Debt 1	$ 15,058,189
Bank Loans Schedule Of Short-term Bank Debt 2	51,726,194
Bank Loans Schedule Of Short-term Bank Debt 3	214,797
Bank Loans Schedule Of Short-term Bank Debt 4	97,675
Bank Loans Schedule Of Short-term Bank Debt 5	15,272,986
Bank Loans Schedule Of Short-term Bank Debt 6	$ 51,823,869